UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2017 to December 31, 2017

Date of Report (Date of earliest event reported): February 14, 2018

Aivus Residential LLC1

Name of Securitizer

N/A	0001697960
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Asanka Pathiraja, (212) 940-6432

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code,

of the person to contact in connection with this filing

[1]	Aivus Residential LLC, as securitizer, is filing this Form ABS 15-G in respect of all asset-backed securities issued by its affiliates and outstanding during the reporting period in the residential mortgages—other/combined asset class. Aivus Funding LLC served as depositor in the above mentioned asset-backed securities issuance by the securitizer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Aivus Residential LLC (Securitizer)

Date:	February 14, 2018

By:	/s/ Irving Potter
Name: Irving Potter Title: Vice President, Gregory Funding LLC as Manager of Aivus Residential LLC